SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
12.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Interest and income taxes paid for the three years in the period ended December 31, 2012, from continuing operations were as follows:

	For the years ended December 31,
	2012	2011	2010

Interest paid	30,131	$26,866	$21,750
Income taxes paid	1,014	316	100